Mortgage Banking Activities, Amortized Mortgage Servicing Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in amortized MSRs
Amortization	$ (254,000,000)	$ (254,000,000)	$ (233,000,000)
Valuation allowance:
Amortized MSRs, net	1,242,000,000	1,229,000,000
Fair value of amortized MSRs:
Beginning of year	1,575,000,000	1,400,000,000	1,756,000,000
End of year	1,637,000,000	1,575,000,000	1,400,000,000
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of year	1,229,000,000	1,160,000,000	1,445,000,000
Purchases	157,000,000	176,000,000	177,000,000
Servicing from securitizations or asset transfers	110,000,000	147,000,000	(229,000,000)
Amortization	(254,000,000)	(254,000,000)	(233,000,000)
Balance, end of year	1,242,000,000	1,229,000,000	1,160,000,000
Valuation allowance:
Balance, beginning of year	0	0	(37,000,000)
Reversal of provision (provision) for MSRs in excess of fair value	0	0	37,000,000
Balance, end of year	0	0	0
Amortized MSRs, net	$ 1,242,000,000	$ 1,229,000,000	$ 1,160,000,000